Calvert
Variable
Series, Inc.

Calvert
Social
Portfolios


Semi-Annual Report
June 30, 1999

Calvert Variable Series, Inc.
Calvert Social Money Market Portfolio

Managed by Calvert Asset Management Company,
Inc.

Dear Investor:
The year began with a rapidly growing
economy accompanied by low inflation, low unemployment, and the Dow in record territory. Inflation figures showed no signs of an overheating economy, and the bond markets were focused on the crises occurring in Brazil and Japan.
Concerns about the global markets and
treasury paydown were expected to keep
yields on bonds low. The Federal Reserve, while watchful for signs of inflation, showed no bias towards a rate move.

The Investment Climate
As the first quarter progressed, however, rapidly rising rates in Japan and continuing strong economic data at home pushed the U.
S. bond markets higher. Concerns over
Federal Reserve tightening became clear as Chairman Alan Greenspan began commenting on the robust economy. By May, talk of more than one rate hike was leading the markets.
While inflation and unemployment remained low, consumer spending and manufacturing purchases soared. Inflation fears began to plague the markets.

In June, Greenspan announced a rate hike of 25 basis points and an end to the tightening bias. Market participants took this as a sign that the Fed felt inflation was still under control and that the economic pace, while robust, was not threatening. Yields on short-term instruments plunged and remain low at this time.

Performance And Strategy
For the six month period ending June 30, 1999 your portfolio modestly outperformed the average variable annuity money market fund tracked by Lipper.

The Portfolio continues to be heavily
weighted in variable rate demand notes
backed by letters of credit from commercial banks. Most of these securities reset their coupon rate each week. In an environment of rising rates fueled by inflation concerns, these bonds will increase their yield as rates move up.
Most of the variable rate demand notes are issued by municipalities and are taxable notes that fund municipal projects such as hospitals and roads.

Outlook
Looking forward, we believe that the markets will continue to watch for any signs of inflation. Additional strength in economic numbers will have to be weighed against possible global crises and continued paydown fundamentals in the treasury market. Trading ranges should remain tight for the near future, although we expect to see rates rise toward the second half of the year. The fund has been structured to accommodate these e xpectations.

We appreciate your investment in the Calvert
Variable Series Social Money Market
Portfolio.

Sincerely,



Laurie Webster
Calvert Asset Management Company
July 20, 1999


Calvert Social Money Market Portfolio of
Calvert Variable Series, Inc.,
should not be confused with the Calvert
Social Investment Fund Money Market
Portfolio. Performance of the two funds will differ.

Money Market Portfolio
Portfolio of Investments
June 30, 1999

                         Principal
Corporate Obligations - 69.0%       Amount
Value
Alabama State IDA VRDN, Mitchell Grocery,
5.15%, 5/1/10,
  LOC: Regions Bank *    $185,000 $185,000
Alabama State IDA VRDN, Simcala, Inc.,
5.20%, 12/1/19,
  LOC: Nationsbank *     460,000   460,000
American Baptist Homes COPs VRDN, 5.15%,
10/1/27,
  LOC: Banque Natl de Paris *      47,000
47,000
Aspen Institute, Inc. VRDN, 5.32%, 12/1/04,
  LOC: First National Bank of Maryland *34
0,000  340,000
Bel Air, LLC. VRDN, 5.20%, 12/1/15, LOC:
Amsouth Bank *
420,000           420,000
Betters Group LP. VRDN, 5.20%, 2/1/12, LOC:
Century
  National Bank and Trust, Confirming LOC:
Mellon Bank *
430,000           430,000
Blount Strange Realty Holdings, LLC. VRDN,
5.20%, 7/1/16,
  LOC: Regions Bank *    500,000   500,000
Botsford General Hospital VRDN, 6.00%,
2/15/27,
  LOC: Michigan National *        350,000
350,000
Colorado Health Facilities Authority Revenue
VRDN,
  5.45%, 2/1/25, LOC: Kredietbank *
460,000           460,000
Healthtrack Sports and Wellness VRDN, 5.05%,
2/15/27,
  LOC: American National Bank & Trust *600
,000   600,000
IPC Industries, Inc. VRDN, 5.20%, 10/1/11,
  LOC: National Bank of Canada *
340,000           340,000
Meriter Management Services, Inc., VRDN,
5.15%, 12/1/16,
  LOC: Firstar Bank *    575,000   575,000
Montgomery Cancer Center, LLC. VRDN, 5.20%,
10/1/12,
  LOC: Southtrust Bank * 130,000   130,000
Montgomery County, Kentucky Industrial
Development Revenue
  VRDN, Fireblanking, 5.20%, 8/1/06,
  LOC: Fleet Bank *      209,000   209,000
Physicians Plus Medical Group VRDN, 6.00%,
8/1/16,
  LOC: LaSalle Bank *    600,000   600,000
Roosevelt Paper Co. VRDN, 5.20%, 6/1/12,
  LOC: Corestates *      465,000   465,000
San Jose Financing Authority Revenue VRDN,
5.00%, 12/1/25,
  BPA: Bank of Nova Scotia,
  INSUR: AMBAC *         400,000   400,000
Sault Ste Marie, Michigan VRDN, 5.55%,
6/1/03,
  LOC: First America Bank, MI *
275,000           275,000
St. Paul, Minnesota Housing and
Redevelopment Authority
  VRDN, 5.15%, 3/1/18,
  LOC: Credit Local D France *    580,000
580,000
St. Joseph County Economic Development
Revenue
  VRDN, 5.31%, 6/1/27,
  LOC: FHLB - Indianapolis *      540,000
540,000
South Cent Communications Corp. VRDN, 5.13%,
6/1/13,
  LOC: Citizens National Bank,
  Confirming LOC: Suntrust Bank *
180,000           180,000
TLC Holdings, LLC. VRDN, 5.20%, 6/1/26,
  LOC: Columbus Bank and Trust *
450,000           450,000
Washington State Housing Finance Authority
VRDN,
  Glenbrook Apartments, 5.20%, 7/1/29,
  LOC: Bank One*         600,000   600,000
Waukesha Health System, Inc. VRDN, 5.15%,
8/15/26,
  LOC: Bank of America * 600,000   600,000

                         Principal
Corporate Obligations - (Cont'd)
Amount Value
Wenatchee Valley Clinic VRDN, 5.10%,
11/23/24,
  LOC: US Bank, National Association *
$600,000         $600,000
W.L. Petrey Wholesale, Inc., Industrial
Development
  VRDN, 5.20%, 3/1/11,
  LOC: Southtrust Bank, AL *      345,000
345,000

     Total Corporate Obligations (Cost
$10,681,000)             10,681,000

U.S. Government Agencies and
Instrumentalities - 1.7%
Federal Farm Credit Bank, 4.73%, 9/16/99
100,000            98,988
Federal National Mortgage Assn.,
4.75%, 8/12/99           163,000   162,097

       Total U.S. Government Agencies and
Instrumentalities
       (Cost $261,085)             261,085

Municipal Obligations - 24.9%
California Pollution Solid Waste Disposal
Revenue VRDN,
  5.28%, 7/1/06, LOC: Wells Fargo Bank *50
0,000  500,000
California Statewide Community Development
Authority
  MFH Revenue VRDN, 5.65%, 7/1/27, LOC:
Sanwa Bank,
  Confirming LOC: California State Teacher's
  Retirement System *    280,000   280,000
Episcopal Health Services, Inc. Revenue
VRDN, 5.20%, 3/1/28,
  LOC: Paribas *         285,000   285,000
Gardena, California COPs VRDN, 7.31%,
7/1/25,
  LOC: Sumitomo Trust and Banking,
  Confirming LOC: Dai-Ichi Kango Bank *400
,000   400,000
Health Insurance Plan Greater NY Revenue
VRDN,
  5.06%, 7/1/16,
  LOC: Morgan Guaranty Trust *    500,000
500,000
Maricopa County IDA Revenue VRDN, 5.15%,
2/1/29,
  LOC: Banque National De Paris *
390,000           390,000
Texas State VRDN, 5.003%, 12/1/27,
  TOA: Citibank *        501,000   501,000
Virginia State Housing Development Authority
VRDN,
  5.20%, 7/1/07, BPA: Bayer Hypobank *
350,000           350,000
Virginia State Housing Development Authority
VRDN,
  5.05%, 1/1/47, GA:
Virginia Housing Development Authority *
635,000           635,000

  Total Municipal Obligations (Cost
$3,841,000)              3,841,000

                         Principal
Repurchase Agreements - 3.9%        Amount
Value
State Street Bank: 4.85%, dated 6/30/99, due
7/1/99
  (Collateral: $631,167,
  FHLB, 5.125%, 9/15/03) $600,000 $600,000

     Total Repurchase Agreements (Cost
$600,000)                600,000

  TOTAL INVESTMENTS (Cost $15,383,085) -
99.5%  15,383,085
       Other assets and liabilities, net -
0.5%   73,693
       Net Assets - 100%        $15,456,778







* Optional tender features give these
securities a shorter effective maturity
date.

Explanation of Guarantees:      Abbreviati
ons:
BPA: Bond-Purchase Agreement    COPs: Cert
                    ificates of
                    Participation
GA: Guaranty AgreementIDA: Industrial
Development
                         Authority
LOC: Letter of Credit    INSUR: Insurance
TOA: Tender Option Agreement    VRDN: Vari
                    able Rate Demand Notes

See notes to financial statements.

Money Market Portfolio
Statement of Assets and Liabilities
June 30, 1999

Assets
Investments in securities, at value
$15,383,085
Cash                      18,402
Interest receivable       68,360
Other assets                           137
  Total assets           15,469,984

Liabilities
Payable to Calvert Asset
  Management Company, Inc.           5,922
Payable to Calvert Administrative
 Services Company, Inc.    2,035
Payable to Calvert Shareholder Services,
Inc. 98
Accrued expenses and other liabilities
5,151
  Total liabilities       13,206
     Net assets          $15,456,778

Net Assets Consist of:
Par value and paid-in capital applicable to
15,460,556 shares of commonstock
outstanding;
$0.01 par value, 35,000,000
shares authorized        $15,455,981
Undistributed net investment income (loss)
797

     Net Assets          $15,456,778

     Net Asset Value per Share       $1.00


See notes to financial statements.

Money Market Portfolio
Statement of Operations
Six Months Ended June 30, 1999


Net Investment Income
Investment Income
  Interest income        $373,419
     Total investment income       373,419

Expenses
  Investment advisory fee           25,892
  Transfer agency fees and expenses
2,187
  Administrative Services fees       8,010
  Accounting fees          4,289
  Directors' fees and expenses         537
  Custodian fees           6,090
  Reports to shareholders              505
  Professional fees          717
  Miscellaneous              316
     Total expenses       48,543
     Fees paid indirectly          (1,316)
       Net expenses       47,227

       Net Investment Income       326,192

       Increase (Decrease) in Net Assets
       Resulting From Operations
$326,192



See notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $326,192 $489,926

  Increase (Decrease) in Net Assets
  Resulting From Operations        326,192
489,926

Distributions to shareholders from
  Net investment income  (325,704)(490,032)

Capital share transactions
  Shares sold            23,533,51731,692,
032
  Reinvestment of distributions    325,116
488,559
  Shares redeemed        (19,607,336)(27,2
17,376)
     Total capital share transactions
4,251,297       4,963,215

Total Increase (Decrease) in Net Assets
4,251,785       4,963,109

Net Assets
Beginning of period      11,204,9936,241,884
End of period (including undistributed net
investment
  income of $797 and $309, respectively)
$15,456,778   $11,204,993

Capital Share Activity
Shares sold                     23,533,517
31,692,032
Reinvestment of distributions      325,116
488,559
Shares redeemed          (19,607,336)(27,2
17,376)
  Total capital share activity   4,251,297
4,963,215


See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Social Money Market
Portfolio (formerly, Calvert Responsibly
Invested Money Market Portfolio) (the
"Portfolio"), a series of Calvert Variable
Series, Inc. (formerly Acacia Capital
Corporation) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: All securities are
valued at amortized cost, which approximates market.
Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the
Portfolio's capital accounts to reflect
income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual

Holding Company. The Advisor provides
investment advisory services and pays the salaries and fees of officers and affiliated
Directors of the Portfolio. For its
services, the Advisor received a monthly fee based on an annual rate of .50% through February 28, 1999, and effective March 1, 1999 receives a fee of .30%, based on the Portfolio's average daily net assets.
Calvert Administrative Services Company,
Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .20% of the average daily net assets of the Portfolio. The administrative service fee was initiated on March 1, 1999.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $656 for the six months ended June 30, 1999. National Financial Data
Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards.
Director's fees are allocated to
each of the portfolios served.
Note C -- Investment Activity
The cost of investments owned at June 30, 1999, was substantially the same for federal income tax and financial reporting purposes.
As a cash management practice, the Portfolio may sell or purchase short-term variable rate demand notes from other Portfolios managed by the Advisor. All transactions are executed at independently derived prices.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

Money Market Portfolio
Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
                     1999   1998      1997
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.022 .050      .051
     Total from investment
     operations      .022   .050      .051
Distributions from
  Net investment income(.022)(.050) (.051)
Total increase (decrease) in net
  asset value        ----     --        --
Net asset value, ending$1.00$1.00    $1.00

Total return               2.25%     5.14%
5.20%
Ratios to average net assets:
  Net investment income4.50% (a)     5.01%
5.10%
  Total expenses +.67% (a)  .66%      .69%
  Net expenses   .65% (a)   .63%      .59%
Net assets, ending (in thousands)  $15,457
$11,205            $6,242
Number of shares outstanding,
  ending (in thousands)15,46111,209  6,246


                         Years Ended
             December 31,December 31,Decem
ber 31,
                     1996   1995      1994
Net asset value, beginning $1.00     $1.00
$1.00
Income from investment operations
  Net investment income.048 .055      .039
  Total from investment operations    .048
 .055 .039
Distributions from
  Net investment income(.048)(.055) (.039)
Total increase (decrease) in net
  asset value          --     --        --
Net asset value, ending$1.00$1.00    $1.00

Total return               4.95%     5.37%
3.96%
Ratios to average net assets:
  Net investment income4.82%5.23%    3.91%
  Total expenses +   .75%   .66%        NA
  Net expenses       .62%   .59%      .45%
  Expenses reimbursed----     --      .36%
Net assets, ending (in thousands)   $4,378
$5,129 $6,479
Number of shares outstanding,
  ending (in thousands)4,3825,133    6,484


(a)  Annualized
+    Effective December 31, 1995, this ratio
reflects total expenses
before reduction for fees paid indirectly;
     such reductions are included in the
ratio of net expenses. Total expenses are
presented net of expense
     waivers and reimbursements.
NA   Disclosure not applicable to prior
periods.

Calvert Variable Series, Inc.
Calvert Social Money Market Portfolio

A special meeting of shareholders was
scheduled for February 24, 1999.
There were several proposals voted upon at the meeting. A brief description of each proposal is shown below.

All proposals were passed.

Proposal 1 - To elect the Board of
Directors.

Nominees

Frank H. Blatz, Jr.
Alice Gresham Bullock
Charles E. Diehl
Barbara J. Krumsiek
M. Charito Kruvant
Arthur J. Pugh
South Trimble III

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

Proposal 4 - To change the par value of the common stock from $1.00 to $0.01.

Proposal 5 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

Calvert Variable Series, Inc.
Calvert Social Small Cap Growth Portfolio

Managed by Awad Asset Management, Inc.

CVS Calvert Social
Small Cap Growth Portfolio
GRAPH HERE
Comparison of change in value of a
hypothetical $10,000 investment.
CVS Calvert Social Small Cap Growth
Portfolio - $12,698
Russell 2000 Index TR - $18,640

Average Annual Total Return
(period ended 6.30.99)
One year                  -9.35%
Since inception     5.71%

*Performance information is for the
Portfolio only and does not reflect
charges and expenses of the variable annuity or variable universal life contract.

For comparison purposes, Portfolio and Index performance is shown from the month end date of 3.31.95.

Past performance does not indicate future results.

New Subadvisor assumed management of the Portfolio effective October 1997.

Dear Investor:

The Investment Climate
1999 can be described in two distinct
discussions:

1) The first quarter was a momentum market, with many investors focusing on large cap technology and internet companies. During this time, a small number of stocks did extremely well while the majority of equities did poorly. Small capitalization stocks performed poorly during this period, and investors with strict earnings and valuation disciplines did less well than others. Within the small cap sector, the stocks of companies with no earnings did better than the stocks of companies that made money, and the larger cap stocks within the small cap universe did better than the remainder.
During this period, CVS Calvert Social Small
Cap Growth underperformed both absolutely and relatively to its benchmark. While we continued to seek out growing companies with favorable valuations, investors at large did not, and small cap companies remained undervalued. Not only did small cap perform poorly, but most small cap stocks did worse than the Russell 2000 which is heavily influenced by internet stocks.

2) A dramatic change occurred at the end of March. As the momentum stock began to falter and as the perception about the strength of worldwide growth improved, the prospects for small cap stocks began to improve and the stocks of companies with growing earnings and modest valuations did better. The stock of companies with low P/E ratios did better than the stock of companies with high P/E ratios. During this period,

CVS Calvert Social Small Cap Growth did well absolutely and relatively to its benchmark.

Performance
In the six month period ending June 30,
1999, the Portfolio significantly
underperformed the Lipper VA Small Cap
Index. Despite trailing both the Russell
2000 and the Lipper VA Small Cap Index in the first quarter, however, the Portfolio made up considerable ground in the second quarter.

Outlook
Our patience and discipline was challenged during the first six months of the year.
Still, the last two months of the period have vindicated our philosophy of seeking growth stocks trading at value prices. Again, we expect to do well both absolutely and relatively to our benchmark, and we fully believe that rewards are there as long as small cap stocks remain cheap relative to large cap stocks and as these stocks gain momentum fueled by money flows and company takeovers.

Thank you for your confidence in Awad Asset
Management, Inc. and the
CVS Calvert Social Small Cap Growth
Portfolio. We will continue to work hard for you.

Sincerely,




James D. Awad
Awad Asset Management
July 20, 1999


Calvert Social Small Cap Growth Portfolio of
Calvert Variable Series, Inc., should not be confused with the New Vision Small Cap Fund.
Performance
of the two funds will differ.

Small Cap Growth Portfolio
Portfolio of Investments
June 30, 1999

Equity Securities - 90.3%           Shares
Value
Agricultural Products - 3.2%
Corn Products International, Inc.
3,800  $115,662

Air Freight - 0.7%
Air Express International Corp.     1,000
25,375

Banks - 6.3%
Hamilton Bancorp, Inc. *  2,000     48,000
Investors Financial Services Corp.
2,600  104,000
North Fork Bancorporation, Inc.     3,500
74,594
                                   226,594

Biotechnology - 2.0%
Aviron *
2,500  71,875

Broadcast - 1.2%
Gaylord Entertainment Co.           1,500
45,000

Communications Equipment - 7.6%
American Tower Corp., Class A *     3,500
84,000
Periphonics Corp. *       8,000    131,000
Transaction Network Services, Inc. *
2,000  58,500
                                   273,500

Computers - Peripherals - 2.1%
Printronix, Inc. *        5,500     77,000

Computer Software and Services - 7.0%
Barra, Inc. *                       3,000
75,750
Eclipsys Corp *           3,150     75,403
LanVision Systems, Inc. *           7,900
9,134
Sterling Software, Inc. *           3,500
93,406
                                   253,693

Financial - Diversified - 4.7%
Doral Financial Corp.     6,800    117,300
LTC Properties, Inc.      4,000     52,000
                                   169,300

Food - 3.2%
Smucker (J.M.) Co., Class B         6,000
114,000

Health Care, Drug and Pharmaceutical - 0.6%
Twinlabs Corp. *          2,500     21,485

Equity Securities - (Cont'd)        Shares
Value
Health Care, Medical Product and Supplies -
5.1%
ATS Medical, Inc. *      10,000    $78,750
Beckman Coulter, Inc.     2,000     97,250
Somanetics Corp. *        2,500      8,750
                                   184,750

Insurance - Life/Health - 5.0%
Annuity and Life Re Holdings        4,000
89,750
Presidential Life Corp.   4,500     88,312
                                   178,062

Investment Management - 0.3%
Excel Legacy Corp. *      2,000      9,500

Manufacturing - Diversified - 0.8%
Danaher Corp.               500     29,063
LTC Healthcare, Inc. *      400        775
                                    29,838

Personal Care - 1.1%
NBTY, Inc. *              6,000     39,000

Photography & Imaging - 2.7%
Zebra Technologies Corp., Class A *
2,500  96,094

Publishing - 9.1%
Houghton Mifflin Co.      2,300    108,244
Penton Media, Inc.        5,000    121,250
Wiley (John) & Sons, Inc., Class A
5,600  98,700
                                   328,194

Railroads - 0.6%
Genesee & Wyoming, Inc., Class A *
2,000  20,625

Retail - Discounters - 3.3%
Bradlees, Inc. *          8,000    120,000

Retail Specialty- 1.1%
Heilig Meyers Co.           500      3,406
U.S. Vision, Inc. *       7,000     36,531
                                    39,937

Service Commercial and Consumers - 9.2%
American Retirement Corp. *         3,000
37,500
New Horizons Worldwide, Inc. *      8,750
172,813
StarTek, Inc. *           4,850    120,038
                                   330,351

Services - Computer Systems - 9.4%
Comdisco, Inc.            5,500    140,937
Health Management Systems, Inc. *
12,000             66,000
Shared Medical System     2,000    130,495
                                   337,432

Equity Securities - (Cont'd)        Shares
Value
Services - Data Processing - 4.0%
National Data Corp.       3,400   $145,350


  Total Equity Securities (Cost $2,799,185)
3,252,617


     TOTAL INVESTMENTS (Cost $2,799,185) -
90.3%  3,252,617
       Other assets and liabilities, net -
9.7%   347,913
       Net Assets - 100%        $3,600,530









* Non-income producing.
See notes to financial statements.

Small Cap Growth Portfolio
Statement of Assets and Liabilities
June 30, 1999

Assets
Investments in securities, at value
$3,252,617
Cash                               422,100
Dividends receivable                 1,286
Other assets
44
  Total assets                   3,676,047

Liabilities
Payable for securities purchased
72,001
Payable to Calvert Asset Management Company,
Inc.   2,439
Payable to Calvert Administrative Services
Company                      587
Accrued expenses and other liabilities
490
  Total liabilities                 75,517
     Net assets                 $3,600,530

Net Assets Consist of:
Par value and paid-in capital applicable to
317,602 shares of common
  stock outstanding; $0.01 par value,
5,000,000 shares authorized
$3,858,456
Undistributed net investment income (loss)
(4,110)
Accumulated net realized gain (loss) on
investments              (707,248)
Net unrealized appreciation (depreciation)
on investments           453,432

     Net Assets                 $3,600,530

     Net Asset Value per Share
$11.34


See notes to financial statements.

Small Cap Growth Portfolio
Statement of Operations
Six Months Ended June 30, 1999

Net Investment Income
Investment Income
  Dividend income (net of foreign taxes of
$95)   $12,341
     Total investment income
12,341

Expenses
  Investment advisory fee
13,171
  Transfer agent fees and expenses
1,131
  Accounting fees                    2,761
  Directors' fees and expenses
98
  Administrative fees                3,021
  Registration fees                    174
  Custodian fees                     4,509
  Reports to shareholders
204
  Professional fees                    160
  Miscellaneous                        156
     Total expenses                 25,385
     Fees paid indirectly
(7,300)
       Net expenses                 18,085

       Net Investment Income (Loss)
(5,744)

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss)         (440,195)
Change in unrealized appreciation or
(depreciation)           512,994

       Net Realized and Unrealized Gain
       (Loss) on Investments
72,799

       Increase (Decrease) in Net Assets
       Resulting From Operations
$67,055


See notes to financial statements.

Small Cap Growth Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income (loss)    ($5,744)
$4,843
  Net realized gain (loss)       (440,195)
(267,053)
  Change in unrealized appreciation
  or (depreciation)      512,994    36,357

     Increase (Decrease) in Net Assets
     Resulting From Operations      67,055
(225,853)

Distributions to shareholders from
  Net investment income     ----   (3,209)
  Net realized gain on investments
---- (44,479)
     Total distributions    ----  (47,688)

Capital share transactions
  Shares sold            500,361 1,296,087
  Reinvestment of distributions       ----
47,688
  Shares redeemed        (592,702)(1,590,8
37)
     Total capital share transactions
(92,341)        (247,062)

Total Increase (Decrease) in Net Assets
(25,286)        (520,603)

Net Assets
Beginning of period      3,625,8164,146,419
End of period (including undistributed net
investment income
  (loss) of ($4,110) and $1,634,
  respectively)          $3,600,530$3,625,
816

Capital Share Activity
Shares sold                         48,664
111,161
Reinvestment of distributions         ----
4,383
Shares redeemed          (57,004)(134,628)
  Total capital share activity     (8,340)
(19,084)


See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Social Small Cap Growth
Portfolio (formerly, Calvert Responsibly
Invested Strategic Growth Portfolio) (the
"Portfolio"), a series
of Calvert Variable Series, Inc. (formerly
Acacia Capital Corporation) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker.
Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis. Dividends declared on securities sold short are reported as an expense.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual

Holding Company. The Advisor provides
investment advisory services and pays the salaries and fees of officers and affiliated
Directors of the Portfolio. For its
services, the Advisor received a monthly fee based on an annual rate of .90% through February 28, 1999, and effective March 1, 1999 receives a fee of .75%, based on the Portfolio's average daily net assets.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly of .10%
through February 28, 1999, and .25%
effective March 1, 1999, based on the
Portfolio's average daily net assets.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $92 for the six months ended June 30, 1999. National Financial Data
Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards.
Director's fees are allocated to
each of the portfolios served.
Note C -- Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were $1,090,194 and $1,050,896, respectively.
The cost of investments owned at June 30, 1999 was substantially the same for federal income tax and financial reporting purposes. Net unrealized depreciation aggregated
$453,432, of which $639,390 related to
appreciated securities and $185,958 related to depreciated securities.
Net realized capital loss carryforward for federal income tax purposes, of approximately $263,528 at December 31, 1998 may be utilized to offset future capital gains until expiration in December 2006.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

Small Cap Growth Portfolio
Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
                     1999   1998      1997
Net asset value, beginning$11.12    $12.02
$14.65
Income from investment operations
  Net investment income(.02) .02     (.12)
  Net realized and unrealized
  gain (loss)         .24  (.77)    (1.32)
     Total from investment
  operations          .22  (.75)    (1.44)
Distributions from
  Net investment income----(.01)        --
  Net realized gains ----  (.14)    (1.19)
     Total distributions----(.15)   (1.19)
Total increase (decrease) in net
  asset value         .22  (.90)    (2.63)
Net asset value, ending$11.34$11.12 $12.02

Total return               1.98%   (6.23%)
(9.86%)
Ratios to average net assets:
  Net investment income(.35%) (a)     .12%
(1.19%)
  Total expenses +1.54% (a)1.33%     1.92%
  Net expenses  1.10% (a)  1.12%     1.61%
  Expenses reimbursed----   ----      .18%
Portfolio turnover    35%    72%      292%
Net assets, ending (in thousands)   $3,601
$3,626 $4,146
Number of shares outstanding,
  ending (in thousands)318   326       345

                         Periods Ended
                         December 31,Decem
ber 31,
                            1996     1995*
Net asset value, beginning          $10.94
$10.00
Income from investment operations
  Net investment income    (.15)       .25
  Net realized and unrealized gain (loss)
3.90 .93
     Total from investment operations
3.75 1.18
Distributions from
  Net investment income       --     (.24)
  Net realized gains       (.04)        --
     Total distributions   (.04)     (.24)
Total increase (decrease) in net asset value
3.71 .94
Net asset value, ending   $14.65    $10.94

Total return                        34.33%
9.65%
Ratios to average net assets:
  Net investment income  (1.60%)   .43%(a)
  Total expenses +         2.27%  2.17%(a)
  Net expenses             1.81%  1.64%(a)
  Expenses reimbursed       .20%   .20%(a)
Portfolio turnover          120%      223%
Net assets, ending (in thousands)
$3,031 $1,209
Number of shares outstanding,
  ending (in thousands)      207       111

(a)  Annualized
+    Effective December 31, 1995, this ratio
reflects total expenses before reduction for fees paid indirectly;
     such reductions are included in the
ratio of net expenses. Total expenses are presented net of expense waivers and reimbursements.
*    From March 1, 1995 inception.

Calvert Variable Series, Inc.
Calvert Social Small Cap Growth Portfolio

A special meeting of shareholders was
scheduled for February 24, 1999.
There were several proposals voted upon at the meeting. A brief description of each proposal is shown below.

All proposals were passed.

Proposal 1 - To elect the Board of
Directors.

Nominees

Frank H. Blatz, Jr.
Alice Gresham Bullock
Charles E. Diehl
Barbara J. Krumsiek
M. Charito Kruvant
Arthur J. Pugh
South Trimble III

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

Proposal 4 - To authorize CVS and/or CAMCO to enter into a new and/or materially amended existing investment subadvisory agreement with a subadvisor in the future without having to first obtain shareholder approval.

Proposal 5 - To change the par value of the common stock from $1.00 to $0.01.

Proposal 6 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

Calvert Variable Series, Inc.
Calvert Social Mid Cap Growth Portfolio

Managed by Brown Capital Management, Inc.

CVS Calvert Social
Mid Cap Growth Portfolio1
GRAPH HERE
Comparison of change in value of a
hypothetical $10,000 investment.
CVS Calvert Social Mid Cap Growth Portfolio
- $30,949
S & P Midcap 400 Index TR - $37,482

Average Annual Total Return
(period ended 6.30.99)
One year                  16.42%
Five year                 19.72%
Since inception (7.16.91) 15.20%

1Performance information is for the
Portfolio only and does not reflect
charges and expenses of the variable annuity or variable universal life contract.

2For comparison purposes, Portfolio and
Index performance is shown from
the month end date of 7.31.91, rather than the actual inception date of 7.16.91.

Past performance does not indicate future results.

New subadvisors assumed management of the Portfolio effective December 1994.

Dear Investor:
Certain numbers seem to recur more than
others in our daily lives. Take, for
example, the number three (three stooges, three wise men, three blind mice, three strikes and you're out! etc.). It seems that Federal Reserve chairman
Alan Greenspan also likes the number three.
In his June 17th congressional testimony, Greenspan declared that 2% productivity growth plus 1% growth in the labor force should support a 3% sustainable level of economic growth
 -- a proposition that counters the
previously held view that economic growth much above 2 % was not sustainable without igniting inflation.

The Investment Climate
The much anticipated broadening out of the market was finally realized in the second quarter of 1999 as small and midcap companies wrestled the leadership position away from large cap companies

A closer look at the market's performance in the second quarter reveals investor preference for cyclical market sectors, including basic materials/processing, integrated oils, and other energy, and capital goods/producer durables. But while they generated strong relative performance, their contribution was somewhat muted by the more heavily weighted sectors of the indices
-- which, with the exception of technology, contributed negatively to market performance.

Strong gains posted by the more cyclical segments of the technology sector, i.e., semiconductors, fueled the positive contribution in the second quarter. Internet stocks, particularly certain large cap companies, ceded the performance spotlight in the second quarter evidenced by the double-digit declines posted by America
Online, Amazon.com, and At Home. Despite the diminutive revenue and earnings base of many publicly traded inter-net companies, their impact on index returns has grown significantly. While we have historically avoided the internet companies, we do believe that the internet/intranet paradigm is powerful, sustainable, and productivity enhancing. Consequently, we are investing in companies that leverage an e-commerce, business-to-business-based operating model.

Performance
The CVS Calvert Social Mid Cap Growth
Portfolio outperformed the S&P Midcap 400
Index during the six-month period ended June
30, 1999. We attribute the relative
outperformance to strategic reallocation decisions and stock selection. We decreased exposure to larger cap companies, i.e., companies with a market capitalization greater than $11 billion. In our opinion, valuation levels are most stretched in the large cap segment of the market, regardless of the underlying future growth prospects of individual companies. We continue to identify fundamentally sound mid cap and smaller cap companies at attractive valuations. We were also very opportunistic in raising our allocation to selected technology stocks, purchasing those that we believed were overly discounted due to the omnipresent Y2K concerns. Such stocks as BMC
Software, Compuware, and Keane are now top
Portfolio holdings. In our opinion, these companies have durable revenue and earnings that will persist beyond the year 2000.

Outlook
We will continue to look for stocks that, in our opinion, have been oversold unjustifiably. During the first half of the year, performance was also enhanced by merger activity. Platinum
Technology is one such Portfolio holding (it is being acquired by Computer Associates).
Looking forward, we will continue to make changes to the Portfolio in a strategic and opportunistic manner.

We remain cautiously optimistic for the
second half of 1999. On the
one hand, while corporate profit and growth may slow, we see few signs indicating that inflationary pressure will emerge and cause interest rates to rise further. On the other hand, equity valuations do appear to be stretched.
Assuming a stable interest rate environment in the latter half of the year, we would expect appreciation in stock prices to be driven primarily by earnings growth and sustained investor confidence. Adverse economic and political factors could upset the delicate combination of low interest rates and low equity risk premiums that currently buttress the market's premium valuation. We continue to focus our efforts on bottom-up fundamental analysis while looking for Growth-At-A-Reasonable-Price investments.
                                  Sincerely,


Ed Brown
Brown Capital Management
July 20, 1999

Calvert Social Mid Cap Growth Portfolio of
Calvert Variable Series, Inc., should not be confused with the Calvert Capital
Accumulation Fund. Performance of the two funds will differ.

Mid Cap Growth Portfolio
Portfolio of Investments
June 30, 1999

Equity Securities - 97.1%           Shares
Value
Communication Equipment - 3.0%
ADC Telecommunications, Inc. *     19,300
$879,356
Nortel Networks Corp.    15,320    461,842
                                 1,341,198

Computer - Software and Services - 18.3%
Advent Software, Inc. *  18,300  1,226,100
BMC Software, Inc. *     39,300  2,122,200
Compuware Corp. *        65,300  2,077,356
Parametric Technology Corp. *      65,700
911,587
Sterling Commerce, Inc. *          21,600
788,400
Sterling Software, Inc. *          42,600
1,136,888
                                 8,262,531

Distributors - Food and Health - 2.1%
Cardinal Health, Inc.    15,100    968,288

Electrical Equipment - 2.6%
Sanmina Corp. *          15,500  1,176,063

Electronics - Semiconductors - 1.7%
Altera Corp. *           20,400    750,975

Financial - Diversified - 3.2%
SLM Holding Corp.        31,200  1,429,350

Health Care - Drug, General and Others -
4.2%
ALZA Corp. *             36,900  1,877,287

Health Care - Hospital Management - 2.6%
Health Management Associates, Inc., Class A
* 102,750       1,155,938

Health Care - Medical Products and Supplies
- 3.3%
Biomet, Inc.                       16,600
659,850
St. Jude Medical, Inc. * 22,700    808,688
                                 1,468,538

Health Care - Special Services - 5.5%
Covance, Inc.*           42,300  1,012,556
Omnicare, Inc.           44,300    559,287
Quintiles Transnational Corp. *    21,600
907,200
                                 2,479,043

Equity Securities - (Cont'd)        Shares
Value
Household Product - Non Durable - 2.4%
Dial Corp New            28,800 $1,071,000

Housewares - 2.9%
Newell Rubbermaid, Inc.  28,300  1,315,950

Insurance - Life and Health - 0.8%
AFLAC, Inc.               7,900    378,212

Investment - Banking and Brokerage - 2.7%
Legg Mason, Inc.         31,600  1,216,600

Investment Management - 6.1%
Franklin Resources, Inc. 30,286  1,230,369
T. Rowe Price Associates, Inc.     39,600
1,519,650
                                 2,750,019

Leisure Time - Products - 1.6%
Harley Davidson, Inc.    13,400    728,625

Retail - Building Supplies - 2.9%
Fastenal Co.                       25,400
1,331,912

Retail - Discounters - 5.1%
Dollar General Corp.     40,291  1,168,439
Dollar Tree Stores, Inc. *         25,500
1,122,000
                                 2,290,439

Retail - Specialty - 3.0%
AutoZone, Inc. *         10,200    307,275
Office Depot, Inc. *     47,600  1,050,175
                                 1,357,450

Services - Advertising and Marketing - 4.8%
Acxiom Corp. *           38,400    957,600
Catalina Marketing Corp. *         13,100
1,205,200
                                 2,162,800

Services - Commercial and Consumer - 4.3%
G & K Services, Inc., Class A      15,700
822,288
Sylvan Learning Systems, Inc. *    40,500
1,101,094
                                 1,923,382

Services - Computer Systems - 2.7%
Keane, Inc. *                      53,900
1,219,487

Services - Data Processing - 6.6%
Equifax, Inc.                      27,200
970,700
Fiserv, Inc. *                     24,450
765,591
Paychex, Inc.            38,350  1,222,406
                                 2,958,697

Equity Securities - (Cont'd)        Shares
Value
Services - Employment - 4.7%
Interim Services, Inc. * 52,000 $1,072,500
Robert Half International, Inc. *
39,700          1,032,200
                                 2,104,700

     Total Equity Securities (Cost
$37,135,963)             43,718,484


  TOTAL INVESTMENTS (Cost $37,135,963) -
97.1%  43,718,484
       Other assets and liabilities, net -
2.9%   1,305,044
       Net Assets - 100%        $45,023,528





























*Non-income producing.
See notes to financial statements.

Mid Cap Growth Portfolio
Statement of Assets and Liabilities
June 30, 1999

Assets
Investments in securities, at value
$43,718,484
Cash                             1,334,509
Interest and dividends receivable
10,361
Other assets
601
  Total assets                  45,063,955

Liabilities
Payable to Calvert Asset Management Company,
Inc.   24,436
Payable to Calvert Administrative Services
Company                    8,985
Payable to Calvert Shareholder Services,
Inc.   376
Accrued expenses and other liabilities
6,630
  Total liabilities                 40,427
     Net assets                 $45,023,528

Net Assets Consist of:
Par value and paid-in capital applicable to
1,365,432 shares of common
  stock outstanding; $0.01 par value,
5,000,000 shares authorized
$32,921,159
Undistributed net investment income (loss)
(146,282)
Accumulated net realized gain (loss) on
investments              5,666,135
Net unrealized appreciation (depreciation)
on investments           6,582,521

     Net Assets                 $45,023,533

     Net Asset Value per Share
$32.97


See notes to financial statements.

Mid Cap Growth Portfolio
Statement of Operations
Six Months Ended June 30, 1999

Net Investment Income
Investment Income
  Dividend income (net of foreign taxes of
$306)             $54,982
     Total investment income
54,982

Expenses
  Investment advisory fee
139,856
  Transfer agency fees and expenses
16,607
  Accounting fees                    5,049
  Directors' fees and expenses
1,414
  Administrative fees               41,002
  Custodian fees                     7,329
  Reports to shareholders
2,752
  Professional fees                  1,964
  Miscellaneous                      1,105
     Total expenses                217,078
     Fees paid indirectly
(15,814)
       Net expenses                201,264

       Net Investment Income (Loss)
(146,282)

Realized and Unrealized Gain (Loss) on
Investments
Net realized gain (loss)         5,176,147
Change in unrealized appreciation or
(depreciation)           (1,522,664)

       Net Realized and Unrealized Gain
       (Loss) on Investments
3,653,483

       Increase (Decrease) in Net Assets
       Resulting From Operations
$3,507,201


See notes to financial statements.

Mid Cap Growth Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income (loss)  ($146,282)
$(188,017)
  Net realized gain (loss)       5,176,147
5,089,060
  Change in unrealized appreciation
  or (depreciation)      (1,522,664)3,487,
530

     Increase (Decrease) in Net Assets
     Resulting From Operations   3,507,201
8,388,573

Distributions to shareholders from
  Net realized gain on investments
---- (4,698,137)
     Total distributions    ----(4,698,137)

Capital share transactions
  Shares sold            10,043,08317,443,
253    Reinvestment of distributions
---- 4,698,137
  Shares redeemed        (8,064,490)(12,41
0,597)
     Total capital share transactions
1,978,593       9,730,793

Total Increase (Decrease) in Net Assets
5,485,794      13,421,229

Net Assets
Beginning of period      39,537,73926,116,
510
End of period (including undistributed net
  investment income (loss) of ($146,282)
and $0, respectively)    $45,023,533$39,53
7,739

Capital Share Activity
Shares sold                        333,511
573,133
Reinvestment of distributions         ----
157,974
Shares redeemed          (267,315)(412,755)
  Total capital share activity      66,196
318,352



See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Social Mid Cap Growth
Portfolio (formerly, Calvert Responsibly
Invested Capital Accumulation Portfolio)
(the "Portfolio"), a series of Calvert
Variable Series, Inc. (formerly Acacia
Capital Corporation) (the "Fund"), is
registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date. Interest income, accretion of discount and amortization of premium are recorded on an accrual basis.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Directors of the Portfolio. For its
services, the Advisor received a monthly fee based on an annual rate of .80% through February 28, 1999, and effective March 1,
1999 receives a fee of .65%, based on the Portfolio's average daily net assets. The Portfolio paid a monthly performance fee of plus or minus up to .05%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the S&P Mid-Cap 400 Index. The performance fee was eliminated on February 28, 1999.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10%
through February 28, 1999, and .25%
effective March 1, 1999, based on the
Portfolio's annual average daily net assets.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $2,635 for the six months ended June 30, 1999. National Financial Data
Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards.
Director's fees are allocated to
each of the portfolios served.
Note C -- Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were $18,333,641 and
$16,701,902, respectively.
The cost of investments owned at June 30, 1999, was substantially the same for federal income tax and financial reporting purposes.
Net unrealized appreciation aggregated
$6,582,521, of which $8,282,379 related to
appreciated securities and $1,699,858
related to depreciated securities.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

Mid Cap Growth Portfolio
Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
                     1999   1998      1997
Net asset value, beginning$30.43    $26.63
$24.05
Income from investment operations
  Net investment income(.11)(.14)    (.04)
  Net realized and unrealized
  gain (loss)        2.65   8.00      5.70
     Total from investment
  operations         2.54   7.86      5.66
Distributions from
  Net investment income----   --        --
  Net realized gains ---- (4.06)    (3.08)
     Total distributions----(4.06)  (3.08)
Total increase (decrease) in net
  asset value        2.54   3.80      2.58
Net asset value, ending$32.97$30.43 $26.63

Total return               8.35%    29.88%
23.53%
Ratios to average net assets:
  Net investment income(.73%) (a)   (.60%)
(.17%)
  Total expenses +1.08% (a)1.05%     1.04%
  Net expenses  1.00% (a)  1.00%      .96%
 Portfolio turnover   42%    65%       96%
Net assets, ending (in thousands)  $45,024
$39,538           $26,117
Number of shares outstanding,
  ending (in thousands)1,3651,299      981


                         Years Ended
             December 31,December 31,Decem
ber 31,
                     1996   1995      1994
Net asset value, beginning$22.42    $16.97
$18.95
Income from investment operations
  Net investment income(.12)(.15)      .10
  Net realized and unrealized
  gain (loss)        1.79   6.85    (1.98)
     Total from investment
  operations         1.67   6.70    (1.88)
Distributions from
  Net investment income--  (.01)     (.10)
  Net realized gains(.04) (1.24)        --
     Total distributions(.04)(1.25)  (.10)
Total increase (decrease) in net
  asset value        1.63   5.45    (1.98)
Net asset value, ending$24.05$22.42 $16.97

Total return               7.44%    39.46%
(9.92%)
Ratios to average net assets:
  Net investment income(.60%)(.84%)   .68%
  Total expenses +  1.33%  1.56%        NA
  Net expenses      1.00%  1.25%      .79%
  Expenses reimbursed  --   .10%        --
Portfolio turnover   124%   135%       79%
Net assets, ending (in thousands)  $19,904
$8,935 $5,689
Number of shares outstanding,
  ending (in thousands)828   398       335

(a)    Annualized
+    Effective December 31, 1995, this ratio
reflects total expenses before reduction for
fees paid indirectly;
     such reductions are included in the
ratio of net expenses. Total expenses are
presented net of expense
     waivers and reimbursements.
NA   Disclosure not applicable to prior
periods.

Calvert Variable Series, Inc.
Calvert Social Mid Cap Growth Portfolio

A special meeting of shareholders was
scheduled for February 24, 1999.
There were several proposals voted upon at the meeting. A brief description of each proposal is shown below.

All proposals were passed.

Proposal 1 - To elect the Board of
Directors.

Nominees

Frank H. Blatz, Jr.
Alice Gresham Bullock
Charles E. Diehl
Barbara J. Krumsiek
M. Charito Kruvant
Arthur J. Pugh
South Trimble III

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

Proposal 4 - To approve a new investment subadvisory agreement between CAMCO and the investment subadvisor, Brown Capital
Management, Inc.

Proposal 5 - To authorize CVS and/or CAMCO to enter into a new and/or materially amended existing investment subadvisory agreement with a subadvisor in the future without having to first obtain shareholder approval.

Proposal 6 - To change the par value of the common stock from $1.00 to $0.01.

Proposal 7 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

Calvert Variable Series, Inc.
Calvert social International Equity
Portfolio
Managed by Murray Johnstone International,
Ltd.

CVS Calvert Social
International Equity Portfolio
GRAPH HERE
Comparison of change in value of a
hypothetical $10,000 investment.
CVS Calvert Social International Equity
Portfolio - $22,182
MSCI EAFE Index GD - $21,309

Average Annual Total Return
(period ended 6.30.99)
One year                   6.92%
Five year                 11.55%
Since inception (6.30.92) 12.04%

*Performance information is for the
Portfolio only and does not reflect
charges and expenses of the variable annuity or variable universal life contract.

Past performance does not indicate future results.

Dear Investor:

The first half of 1999 saw a reversal of the events of 1998 when the Asian financial crisis led to the collapse of smaller markets from the Far East, through Europe, and finally to Latin America.

Performance
Through this period, CVS Calvert Social
International Equity benefited from
a full weighting in Japan, particularly as other investors started to buy the market in early 1999. The underweight exposure to the European markets was also beneficial, although the positive move within Europe in cyclical stocks (oils, chemicals, etc.) was difficult to capture.
Still, the Portfolio outperformed the EAFE
Index for the period.

The Investment Climate
The shift to lower interest rates, initiated by the Federal Reserve Board in September
1998, took the pressure off tumbling
currencies and helped Asian economies to rebuild. This marked a watershed for the region and stock markets quickly began to discount recovery in the real economy, even though clear signs of a return to growth did not emerge until well into 1999. During the six months, the Hong Kong, Singapore, and Australia markets (which had fallen less in the downturn), all strengthened significantly. Also, we had been confident that we would see a return to growth in Japan this year and had increased investments in the market through 1998. Our foresight was rewarded: Japan was one of the best of the major markets. The Latin
American markets also benefited from both the lower interest rates and the sustained growth in the US.

Europe was the exception to the buoyant
trend. Slower to recover from the downturn in 1998, the European markets also suffered as assets were switched to those regions such as

Asia and Latin America, where real growth was coming through. By the end of the period, the MSCI Europe Index had declined.

Progress of the Euro
The initial stage of the new single European currency, the euro, has been rocky. It was inevitable that there would have to be adjustments and compromises as eleven disparate economies moved towards economic union. Varying growth rates in the respective economies and stringent budget deficit criteria have further dampened growth, with countries such as Italy and Spain curtailing government expenditure to achieve budget deficit targets. Other countries, such as Germany and France, have been trying to stimulate growth after a poor
1998. Despite these measures, Europe is
still looking to grow
only 1.5% this year, while economies in Asia and Latin America can expect to achieve 4% or 5%, albeit from a lower base.

The upshot of this is that investors have sold the euro and bought the currencies of those markets where they perceived economic growth to be more attractive, namely the Asian markets, Japan, and Latin America. The selling has so far led to a de facto devaluation of the Euro of 15% since its launch. Does this undermine the future of the euro as a reserve currency? Probably not. Fluctuations in value have not harmed any other currency perceived as a reserve currency, the US dollar, sterling or the Japanese yen. All have fluctuated through substantial ranges without this influencing their "reserve" status. We believe this will be the case for the euro, which still represents an economic block almost the size of the United States.
Currencies are often accurate forecasters of economic cycles. If Europe lags the US and Asia, as we believe it does, the coming period may be an excellent opportunity to buy European assets before the situation is reversed and the dollar begins to slip.

Another crucial issue evidently facing
investors is whether Japan is experiencing a real turn in its economy or just another false dawn. Our view is that we are seeing an economy on the turn
-- and there are several factors
 to support this. Firstly, the
recapitalization of the banking system has largely been achieved, and banks are once again in a position to lend. Secondly, and perhaps most importantly, there are increasing signs that corporate Japan realizes that profit is more important than cash flow: For the first time in a decade, companies are examining their operations, deciding which parts are profitable, and beginning to dismantle or sell-off the rest.
This is a very positive sign for the
Japanese economy as a whole. Thirdly, growth in Asia is being stimulated, at least in part by demand in Japan, especially from the electronics industry. And fourthly, we have recently seen signs of rising consumer confidence in Japan where they are beginning to spend after years of being the world's best savers. If these trends continue, corporate Japan will once again be able to build its reputation on the growth of profits and earnings for some years to come.

The final question concerns the prospects for global growth and the role played by the US. While the US has clearly been the driver of global growth for the last three years, we do not think this is sustainable for several reasons:

1. The rising value of the US dollar will have a dampening affect on the domestic economy. Already US goods are finding it harder to compete in international markets while US consumers are enjoying a "bonanza" of cheap imported products.

2. The US trade account is showing a rising deficit and eventually this will be reflected in a weaker dollar. Domestic growth will be impacted through import substitution. "Trade friction" will become a more contentious issue.

Outlook
The converse of slower US growth, however, will be strengthening economies in Japan and Europe. These regions are not closely synchronized with the US and in this cycle are lagging by several months.
Over the next year, therefore, as the US slows we expect at least some of the slack to be absorbed in Japan and Europe. This will see profits rising and returns to investors improving in those markets.

For the coming period, the strategy for CVS
Calvert Social International Equity will be to continue with a slightly overweight exposure to the
Japanese market and to gradually increase investments in Europe through the latter part of the year. Although the launch of the euro has been a surprisingly turbulent event, its unexpected weakness is setting the scene for strong
European economies in the year 2000.

We appreciate your investment and confidence in our ability to deliver competitive returns.

Sincerely,



Andrew Preston
Murray Johnstone International
July 20, 1999


Calvert Social International Equity
Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert
World Values International Equity Fund.
Performance of the two funds will differ.

International Equity Portfolio
Portfolio of Investments
June 30, 1999

Equity Securities - 93.6%           Shares
Value
Argentina - 2.6%
Banco Frances Del Rio La Plata (ADR)
15,000           $285,000
Telecom Argentina Stet-France (ADR)
7,000  187,250
                                   472,250

Australia - 1.9%
National Australia Bank  21,000    347,051

Brazil - 2.4%
Unibanco (GDR)           17,500    421,093

Denmark - 0.9%
Novo-Nordisk As B         1,500    161,601

France - 9.9%
AXA UAP                             2,389
291,338
Banque National de Paris  4,437    369,570
Cap Gemini                          2,232
350,651
Equant *
2,532  238,324
Legrand
889  180,902
Pinault Printemps         1,155    198,121
Vivendi
1,800  145,752
                                 1,774,658

Germany - 6.4%
Allianz
957  265,375
Douglas Holdings AG       3,590    160,983
Linde                                 210
125,774
Mannesmann                          1,681
250,745
SAP                         409    138,291
Volkswagen                          3,310
211,892
                                 1,153,060

Hong Kong - 1.2%
Cheung Kong Hldgs        25,000    222,334

Ireland - 2.7%
Allied Irish Banks       16,685    220,918
Global Telesystems Group, Inc. *
3,214  260,334
                                   481,252

Italy - 5.9%
Banca Popolare Di Milano 27,718    214,013
Telecom Italia Mobile    51,707    308,620
Telecom Italia Spa       62,749    340,242
Unicredito Italian       44,034    193,372
                                 1,056,247

Equity Securities - (Cont'd)        Shares
Value
Japan - 23.0%
Fuji Machine Manufacturing          8,000
$246,673
Fujitsu
14,000            281,805
Hino Motors                        25,000
117,798
Matsushita Comm           4,000    286,021
Meitec Corp.                        8,400
281,227
Nippon Comsys            17,000    276,143
Nippon Express Co.       36,000    215,756
NTT                          27    314,706
Olympus Optical Co.      19,000    280,987
Omron Corp.                        10,000
173,597
Secom Co.                           3,000
312,474
Sharp Corp.                        24,000
283,707
Snow Brand Milk          22,000    107,481
Sony Corp.                          2,400
258,907
Sumitomo Bank            21,000    260,569
Yamanouchi Pharmaceutical           7,000
267,918
York Benimaru Co.         4,300    162,445
                                 4,128,214

Mexico - 1.5%
Cifra (ADR) *             8,000    153,434
Grupo Industrial Durango (ADR) *
11,000            112,750
                                   266,184

Netherlands - 8.0%
Elsevier
24,842            288,094
ING Groep                           5,318
287,808
Koninklijke KPN           6,506    305,155
Utd Pan-Europe Communicat           2,372
128,616
V.N.U                              10,550
421,424
                                 1,431,097

New Zealand - 1.7%
Telecom Corporation of New Zealand
70,000            300,198

Norway - 1.4%
Christiania Bank         67,652    242,948

Singapore - 1.5%
City Developments        42,000    268,978

South Africa - 0.7%
Liberty International PLC              932
6,170
Liberty Life Assocociation          2,000
25,621
Standard Bank Investment 28,000     92,575
                                   124,366

Spain - 3.6%
Argentaria                         13,815
314,018
Superdiplo *                        2,905
64,384
Telefonica de Espana      5,338    257,690
Telefonica de Espana (rights)         106
5,104
                                   641,196

Equity Securities - (Cont'd)        Shares
Value
Switzerland - 2.0%
Zurich Allied               619   $351,872

United Kingdom - 16.3%
Abbey National           15,300    287,350
Anglian Group             2,400     12,283
Anglian Water            10,000    110,653
Barclays
12,500            363,523
Beazer Group             17,000     53,324
Bellway
10,000             56,272
British Telecom          16,000    267,836
Cadbury Schweppes        22,000    140,406
FirstGroup PLC            5,000     27,309
Johnson Matthey          12,000    117,273
Kingfisher                          3,335
38,916
Mayflower Corp.          21,600     73,541
National Westminster Bank           9,000
190,805
Norwich Union            26,000    176,020
Pearson
15,000            304,768
Railtrack Group           4,000     81,776
Smithline Beecham        19,000    247,077
Somerfield                         12,200
57,210
Vodafone Group           16,000    314,749
                                 2,921,091


     Total Equity Securities (Cost
$14,005,061)             16,765,690

                         Principal
TIME DEPOSITS - 2.8%      Amount
Capital Markets, London, 6.00%, 7/1/99
$501,357          501,357

     Total Time Deposits (Cost $501,357)
501,357

       TOTAL INVESTMENTS
       (Cost $14,506,418) - 96.4%
17,267,047
       Other assets and liabilities, net -
3.6%   648,723
       Net Assets - 100%        $17,915,770


* Non-income producing.


Abbreviations:
ADR: American Depository Receipts
See notes to financial statements.

International Equity Portfolio
Statement of Assets and Liabilities
June 30, 1999

Assets
Investments in securities, at value
$17,267,047
Cash                               392,856
Receivable for securities sold
233,245
Receivable for shares purchased
10,694
Interest and dividends receivable
17,994
Other assets
19,799
  Total assets                  17,941,635

Liabilities
Payable to Calvert Asset Management Company,
Inc.   14,299
Payable to Calvert Administrative Services
Company                    3,872
Payable to Calvert Shareholder Services,
Inc.   117
Accrued expenses and other liabilities
7,577
  Total liabilities                 25,865
     Net assets                 $17,915,770

Net Assets Consist of:
Par value and paid-in capital applicable to
819,706 shares of common
  stock outstanding; $0.01 par value,
  5,000,000 shares authorized
$14,326,678
Undistributed net investment income (loss)
60,746
Accumulated net realized gain (loss) on
investments and foreign currency
transactions
769,071
Net unrealized appreciation (depreciation)
on investments and foreign currencies and
assets and liabilities denominated
in foreign currencies            2,759,275

     Net Assets                 $17,915,770

     Net Asset Value per Share
$21.86


See notes to financial statements.

International Equity Portfolio
Statement of Operations
Six Months Ended June 30, 1999

Net Investment Income
Investment Income
  Interest income                   $6,629
  Dividend income (net of foreign taxes of
$21,582)                 175,198
     Total investment income
181,827

Expenses
  Investment advisory fee
71,350
  Transfer agency fees and expenses
2,888
  Directors' fees and expenses
575
  Administrative fees               22,290
  Accounting fees                    7,635
  Custodian fees                    36,816
  Registration fees                    508
  Reports to shareholders
523
  Professional fees                    838
  Miscellaneous                        309
       Total expenses              143,732
       Reimbursement from Advisor
(3,908)
       Fees paid indirectly
(7,536)
             Net expenses          132,288

       Net Investment Income (Loss)
49,539

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments                      670,654
  Foreign currency transactions
(21,739)
                                   648,915
Change in unrealized appreciation or
(depreciation):
  Investments and foreign currency
transactions             124,145
  Assets and liabilities denominated in
foreign currencies(2,012)
                                   122,133

       Net Realized and Unrealized Gain
(Loss)                   771,048

       Increase (Decrease) in Net Assets
       Resulting From Operations
$820,587


See notes to financial statements.

International Equity Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear ended
                         June 30, December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $49,539   $78,743
  Net realized gain (loss)         648,915
1,168,855
  Change in unrealized appreciation
  or (depreciation)      122,133 1,335,513

     Increase (Decrease) in Net Assets
     Resulting From Operations     820,587
2,583,111

Distributions to shareholders from
  Net investment income     ----  (53,185)
  Net realized gain on investments
---- (1,265,356)
     Total distributions    ----(1,318,541)

Capital share transactions
  Shares sold            1,665,0983,075,675
  Reinvestment of distributions       ----
1,318,544
  Shares redeemed        (1,678,790)(2,999
,999)
     Total capital share transactions
(13,692)        1,394,220

Total Increase (Decrease) in Net Assets
806,895         2,658,790

Net Assets
Beginning of period      17,108,87514,450,
085
End of period (including undistributed net
investment
  income of $60,746 and $11,207,
  respectively)          $17,915,770$17,10
8,875

Capital Share Activity
Shares sold                         77,150
142,752
Reinvestment of distributions         ----
63,667
Shares redeemed          (79,451)(141,023)
  Total capital share activity     (2,301)
65,396


See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Social International Equity
Portfolio (formerly, Calvert Responsibly
Invested Global Equity Portfolio) (the
"Portfolio"), a series of Calvert Variable
Series, Inc. (formerly Acacia Capital
Corporation) (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Foreign security prices, furnished by
quotation services in the security's local currency, are translated using the current
US dollar exchange rate. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date.
Interest income, accretion of discount
and amortization of premium are recorded on an accrual basis.
Foreign Currency Transactions: The
Portfolio's accounting records are
maintained in
US dollars. For valuation of assets and
liabilities on each date of net asset value determination, foreign denominations are translated into US dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.
Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles;
accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for
federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Directors of the Portfolio. For its
services, the Advisor received a monthly fee based on an annual rate of 1% through February 28, 1999, and effective March 1,
1999 receives a fee of .75%, based on the Portfolio's average daily net assets.
Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of the greater of $40,000 or .10% through February
28, 1999, and .35% effective March 1, 1999,
based on the Portfolio's annual average
daily net assets. The Advisor voluntarily reimbursed the Portfolio $3,908 for administrative service fees.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI eceived a fee of $892 for the six months ended June 30, 1999. National Financial Data
Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards.
Director's fees are allocated to
each of the portfolios served.
Note C -- Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were $4,882,150 and $5,003,513, respectively.
The cost of investments owned at June 30, 1999, was substantially the same for federal income tax and financial reporting purposes.
Net unrealized appreciation aggregated
$2,760,629, of which $3,650,555 related to
appreciated investments and $889,926 related to depreciated investments.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

International Equity Portfolio
Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
                     1999   1998      1997
Net asset value, beginning$20.81    $19.10
$18.74
Income from investment operations
  Net investment income.06   .10       .19
  Net realized and unrealized
  gain (loss)         .99   3.35      2.28
     Total from investment
  operations         1.05   3.45      2.47
Distributions from
  Net investment income----(.07)     (.20)
  Net realized gains ---- (1.67)    (1.91)
     Total distributions----(1.74)  (2.11)
Total increase (decrease) in net
  asset value        1.05   1.71       .36
Net asset value, ending$21.86$20.81 $19.10

Total return               5.05%    18.09%
13.23%
Ratios to average net assets:
  Net investment income.58% (a).49%   .85%
  Total expenses +1.63% (a)1.65%     1.56%
  Net expenses  1.54% (a)  1.56%     1.17%
  Expenses reimbursed.05% (a).15%     .17%
Portfolio turnover    29%    92%       35%
Net assets, ending (in thousands)  $17,916
$17,109           $14,450
Number of shares outstanding,
  ending (in thousands)820   822       757

                         Years Ended
             December 31,December 31,Decem
ber 31,
                     1996   1995      1994
Net asset value, beginning$17.15    $15.89
$17.72
Income from investment operations
  Net investment income.17   .27       .11
  Net realized and unrealized
  gain (loss)        2.40   1.69     (.49)
     Total from investment
  operations         2.57   1.96     (.38)
Distributions from
  Net investment income(.14)(.25)    (.13)
  Net realized gains(.84)  (.45)    (1.32)
     Total distributions(.98)(.70)  (1.45)
Total increase (decrease) in net
  asset value        1.59   1.26    (1.83)
Net asset value, ending$18.74$17.15 $15.89

Total return              14.99%    12.35%
(2.13%)
Ratios to average net assets:
  Net investment income1.02%1.48%     .59%
  Total expenses +  1.59%  1.51%        NA
  Net expenses      1.18%  1.12%     1.24%
  Expenses reimbursed.23%   .39%      .29%
Portfolio turnover    85%    90%       84%
Net assets, ending (in thousands)  $14,027
$9,831 $7,765
Number of shares outstanding,
  ending (in thousands)748   573       489

(a)  Annualized
+ Effective December 31, 1995, this ratio
reflects total expenses before reduction for
fees paid indirectly;
  such reductions are included in the ratio
of net expenses. Total expenses are
presented net of expense
  waivers and reimbursements.
NA   Disclosure not applicable to prior
periods.

Calvert Variable Series, Inc.
Calvert Social International Equity
Portfolio

A special meeting of shareholders was
scheduled for February 24, 1999.
There were several proposals voted upon at the meeting. A brief description of each proposal is shown below.

All proposals were passed.

Proposal 1 - To elect the Board of
Directors.

Nominees

Frank H. Blatz, Jr.
Alice Gresham Bullock
Charles E. Diehl
Barbara J. Krumsiek
M. Charito Kruvant
Arthur J. Pugh
South Trimble III

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc. ("CAMCO").

Proposal 4 - To authorize CVS and/or CAMCO to enter into a new and/or materially amended existing investment subadvisory agreement with a subadvisor in the future without having to first obtain shareholder approval.

Proposal 5 - To change the par value of the common stock from $1.00 to $0.01.

Proposal 6 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

Calvert Variable Series, iNc.
Calvert Social Balanced Portfolio

CVS Calvert Social Balanced Portfolio
INSERT GRAPH HERE
Average Annual Total Return
(period ended 6.30.99)
One year           11.00%
Five year          16.86%
Ten year           12.19%
Since inception (9.02.86) 11.57%

*Performance information is for the
Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

New subadvisors assumed management of the Portfolio effective February 1995.


Dear Investor:

Performance
For the first six months of 1999, CVS
Calvert Social Balanced performed slightly better than the Lipper VA Balanced Fund
Index. Throughout the period, the Fund
continued to maintain its asset allocation at approximately 60% stocks and 40% bonds.
During the first quarter, when the equity market favored our investing style, the Fund outperformed the Lipper VA Balanced Fund
Index. The reversal of style preferences in equity markets in the second quarter accounted for the Portfolio's relative underperformance against the Lipper VA
Balanced Fund Index.

The Investment Climate
The first six months of 1999 saw the
reversal of a long-standing trend in
equity markets. The first quarter of the year was characterized by the continued strong performance of large cap growth stocks. Internet stocks, which had been on a strong run since September of last year, continued to power along. In the small cap arena, the internet stocks prospered to the almost complete exclusion of other small companies. As the picture for global growth improved and the picture for domestic inflation worsened late in the first quarter, markets changed in tone. The much ignored value plays in the market and smaller cap stocks lead the way in the closing months of this semi-annual period. Bonds rose throughout the period as investors grew more cautious about domestic inflation and whether the Federal Reserve would hike short term interest rates. This rising rate environment was a catalyst for the changes in investor preferences in stocks.

Strategy
Fixed Income Investments -- Managed by
Calvert Asset Management Company, Inc.
As fear of a global crisis dissipated since the beginning of the year, Treasury prices dropped substantially and other fixed income securities rallied relative to Treasuries as the "flight to quality" reversed itself.
With a more stable market and "tighter"
credit spreads, the first quarter of this year was characterized by massive issuance of bonds and the proliferation of megadeals (deals sized over 1 billion dollars).

This continued through April, and Calvert was an active and profitable participant in the new issue bond market. During this period of time, Calvert's bond funds recaptured all of the underperformance suffered during the global meltdown last year -- and then some. In May and June, the staggering amount of new issues and inflation fears started to weigh on bond markets and resulted in falling bond prices.

Starting in November of last year, Calvert taxable bond funds have rallied 8 straight months relative to their benchmarks. Calvert has attempted to be defensive by avoiding high risk/high yield positions in both emerging markets and the "junk arena", unless they represent stellar value. The manager has successfully implemented a strategy such that the Portfolio has performed well in both a rallying and deteriorating marketplace.

Equity Investments -- Managed by NCM Capital
Management, Inc.
The Investment Climate
The market environment for the first three months of the year was for the most part a continuation of 1998. Large capitalized stocks continued to outperform small stocks and growth continued to outpace value. This was reflected by the divergent performance of the S&P 500 versus the Russell 2000 (small cap index). For the first three months of the period, the S&P outpaced the Russell 2000.

Strategy
The strongest sector during the first three months of the year was Technology, followed by Financials. Other traditional growth industries did not perform nearly as well with both Healthcare and Consumer Staples posting below market returns. The Portfolio enjoyed a healthy weighting in the technology sector with technology stocks contributing a significant portion of the quarter's gain.

The next three months was an entirely
different matter. Following the release of very strong first quarter economic data attributable in part to stabilization in Asia and Latin America, the Federal
Reserve switched from a neutral
stance on interest rates to a tightening bias. The Fed's less accommodative stance was the very catalyst the market needed to abandon high growth stocks in favor of deep value cyclical stocks which tend to perform better than growth stocks in a rising interest rate environment. (As p/e multiples contract, those stocks with the highest multiples - growth stocks - suffer the most.)

The second reason investors rotated into value stocks is because corporate profits are accelerating (S&P corporate profits are expected to rise at a double-digit pace this year) -- just as worldwide economic growth is accelerating.
While Asia, Latin America, and parts of
Europe have been in recent recession, many of these economies are now showing signs of stability and even recovery.

During the past six months, the Portfolio was positioned fairly aggressively toward growth with heavy weightings in Technology, Healthcare, and Consumer Staples. Needless to say, when the rotation out of growth occurred, Portfolio performance declined accordingly.

Outlook
Looking out to the second half of 1999, the market's performance will likely be dictated by how the Federal Reserve responds to upcoming economic data. Many economists now accept that given the surge in productivity due to the use of technology, the non-inflationary rate of economic growth is now somewhere nearer 3% than the 2 to 2.5% previously thought. Thus, I believe the Fed will attempt to slow GDP growth to 3%, which is still very healthy. The Fed raised the federal funds rate by 25 basis points on the last day of the quarter and may move once again before year-end. Should the
Fed's goal of 3% GDP growth be achieved, the economic landscape will be attractive for traditional large cap growth investors.

Large cap growth will not always guarantee the strongest return quarter to quarter, but I feel very comfortable that over the long term, large cap growth as an investment style will remain highly competitive.


Sincerely,




John Nichols
Vice President of Equities
Calvert Asset Management Company

Calvert Social Balanced Portfolio of Calvert
Variable Series, Inc., should not be
confused with the Calvert Social Investment
Fund Balanced Portfolio. Performance of the two funds will differ.

Balanced Portfolio
Portfolio of Investments
June 30, 1999

Equity Securities - 60.4%           Shares
Value
Banks - Major Regional - 3.2%
Fifth Third Bancorp.     33,700 $2,243,156
First Republic Bank Corp.           1,500
1,500,000
Firstar Corp                      123,600
3,460,800
State Street Corp.       41,000  3,500,375
                                10,704,331

Banks - Money Center - 1.3%
Bank of America Corp.    59,700  4,376,756

Broadcast - TV, Radio and Cable - 1.6%
Clear Channel Communications. *    31,000
2,137,063
Comcast Corp.            47,200  1,814,250
Mediaone Group, Inc. *   18,700  1,390,813
                                 5,342,126

Chemicals - 0.7%
Praxair, Inc.                      47,300
2,314,744

Chemicals - Specialty - 0.7%
Sigma Aldrich Corp.      71,400  2,458,838

Communications Equipment - 4.3%
Alltel Corp                        35,400
2,531,100
Lucent Technologies, Inc.          68,900
4,646,444
Nokia Corp. *            22,200  2,032,688
Tellabs Inc. *           79,800  5,391,488
                                14,601,720

Computer - Hardware - 3.5%
International Business Machines Corp.
34,400          4,446,200
Sun Microsystems, Inc. * 103,400 7,121,675
                                11,567,875

Computer - Networking - 1.4%
Cisco Systems, Inc. *    74,500  4,805,250

Computer - Peripherals - 1.4%
EMC Corp. *              87,800  4,829,000

Computer - Software & Services - 5.7%
America Online, Inc. *   26,400  2,917,200
At Home Corp. *           9,600    517,800
BMC Software, Inc. *     56,100  3,029,400
Microsoft Corp. *        79,180  7,141,046
Oracle Corp. *           146,902 5,453,737
                                19,059,183

Equity Securities - (Cont'd)        Shares
Value
Distributors - Food and Health - 1.1%
Cardinal Health, Inc.    58,050 $3,722,456

Electronics - Semiconductors - 0.9%
Intel Corp.                        51,600
3,070,200

Entertainment - 1.0%
Time Warner, Inc.        44,100  3,241,350

Financial - Diversified - 1.4%
Federal National Mortgage Assn.    44,600
3,049,525
Fusion Capital ^         8,069,222 1,738,480
                                 4,788,005

Health Care - Diversified - 1.1%
Johnson & Johnson        36,300  3,557,400

Health Care - Drugs, General and Others -
0.4%
Watson Pharmaceuticals, Inc. *     35,800
1,255,238

Health Care - Pharmaceutical and Drugs -
4.1%
Merck & Co., Inc.        71,400  5,283,600
Pfizer, Inc.                       24,200
2,655,950
Schering Plough Corp.    110,900 5,877,700
                                13,817,250

Healthcare - Medical Products and Supplies -
0.5%
Medtronic, Inc.          22,800  1,775,550


Household Produces - Non-Durable - 1.3%
Dial Corp.                        113,200
4,209,625

Insurance Broker - 1.1%
Marsh & McLennan Cos., Inc.        48,000
3,624,000

Insurance - Multi-Line - 1.2%
American International Group, Inc.
34,137          3,996,163

Investment Management - 0.9%
Equitable Companies, Inc.          43,000
2,881,000

Leisure Time - Products - 0.4%
Harley Davidson, Inc.    24,600  1,337,625

Manufacturing - Diversified - 3.6%
Illinois Tool Works, Inc.          53,800
4,411,600
Tyco International, Ltd. 80,100  7,589,475
                                12,001,075

Manufacturing - Specialized - 1.5%
Avery Dennison Corp.     48,200  2,910,075
Sealed Air Corp.         34,200  2,218,725
                                 5,128,800

Equity Securities - (Cont'd)        Shares
Value
Office Equipment & Supplies - 0.8%
Pitney Bowes, Inc.       40,600 $2,608,550

Oil and Gas Products - 0.6%
Anadarko Petroleum Corp. 51,600  1,899,525

Photography and Imaging - 0.4%
Xerox Corp.                        22,900
1,352,531

Real Estate Investment Trust - 0.4%
Highwoods Properties, Inc., Preferred,
Series A           1,500 1,296,600

Retail - Building Supplies - 1.8%
Home Depot, Inc.         63,740  4,107,246
Lowes Cos., Inc.         33,200  1,882,025
                                 5,989,271

Retail - Department Stores - 0.6%
Federated Department Stores, Inc. *
39,200          2,075,150

Retail - Drug Stores - 1.7%
CVS Corp.                         111,000
5,633,250

Retail - General Merchandise - 2.3%
Costco Cos., Inc. *      54,500  4,363,406
Dayton Hudson Corp.      50,500  3,282,500
                                 7,645,906

Retail - Food Chains - 1.4%
Kroger Co. *                       95,600
2,670,825
Safeway, Inc. *          42,300  2,093,850
                                 4,764,675

Savings and Loan Companies - 0.4%
Washington Mutual, Inc.  35,500  1,255,812

Services - Data Processing - 0.4%
First Data Corp.         28,700  1,404,506

Telecomm-Long Distance 1.3%
MCI Worldcom, Inc. *     51,838  4,461,308

Telephone - 3.6%
BellSouth Corp.          80,300  3,764,063
Century Telephone Enterprises, Inc.
51,145          2,033,034
SBC Communications, Inc. 105,940 6,144,520
                                11,941,617

Water Utilities - 0.4%
American Water Works, Inc.         42,300
1,300,725


       Total Equity Securities (Cost
$151,280,587)            202,094,986

                         Principal
Corporate Obligations - 33.1%       Amount
Value
Abbey National PLC, 8.20%, 10/15/04
$1,440,000     $1,522,958
AGL Capital Trust, 8.17%, 6/1/37
1,000,000         922,070
AMR Corp., 9.82%, 3/7/01 25,000     26,160
ARG Funding Corp., 5.88%, 5/20/02
2,000,000       1,978,437
Atlantic Mutual Insurance Co., 8.15%,
2/15/28        3,000,000 2,517,780
BCI US Funding Trust 1, 8.01%, 12/29/49
2,500,000       2,355,725
BNP US Funding, LLC, 7.738%, 12/31/49
2,000,000       1,877,646
Central LA Electric Co., 6.52%, 5/15/09
1,500,000       1,461,645
CMS Energy Corp., 8.375%, 7/1/03
1,500,000       1,495,531
Colonial Bank, 8.00%, 3/15/09   2,000,000
1,910,656
Columbia University, 6.83%, 12/15/20
3,000,000       2,920,500
Computer Associates International, Inc.,
  6.25%, 4/15/03         2,685,000 2,604,396
Computer Associates International, Inc.,
  6.375%, 4/15/05        3,000,000 2,859,330
Conseco, Inc., 6.80%, 6/15/05   4,000,000
3,821,160
Conseco, Inc., 8.796%, 4/1/27     220,000
202,138
Cox Enterprises, Inc., 7.375%, 6/15/09
500,000           500,085
Credit Suisse First Boston, 7.90%, 5/1/07
1,000,000         973,566
Deutsche Bank, 7.872%, 12/29/49 3,000,000
2,887,632
Discover Card Master Trust, 5.65%,
  11/15/04                      5,000,000
4,934,500
Dresdner Funding Trust, 8.151%, 6/30/31
2,500,000       2,392,602
First Data Corp., 6.75%, 7/15/05
1,000,000         997,440
Florida Windstorm Underwriting, 7.125%,
  2/25/19                       1,500,000
1,482,300
Fusion Capital, 10.00%, 1/16/02   364,919
311,702
Goldman Sachs Group, 6.625%, 12/1/04
2,000,000       1,976,660
Goldman Sachs Group, 6.34%, 3/1/06
2,000,000       1,920,508
Household Finance Corp., 6.40%, 6/17/08
2,000,000       1,894,120
Imperial Bank, 8.50%, 4/1/09    3,500,000
3,344,701
Interpool Capital Trust, 9.875%, 2/15/27
2,000,000       1,791,880
Interpool, Inc., 6.625%, 3/1/03 2,085,000
1,920,431
Interpool, Inc., 7.20%, 8/1/07  1,000,000
869,110
LG G Cap Corp., 5.75%, 11/1/01  2,500,000
2,438,425
Liberty Media, 7.875%, 7/15/09  1,000,000
997,270
Liberty Media, 8.50%, 7/15/29   1,650,000
1,645,496
Mark IV Industries, Inc., 7.50%, 9/1/07
250,000           229,800
MCN Investment Corp., 6.30%, 4/2/11
2,000,000       1,981,540
MCN Investment Corp., 6.35%, 4/2/12
1,000,000         981,810
Merita Bank Ltd., 7.15%, 12/29/49
4,500,000       4,411,530
Natexis SA, 8.44%, 12/29/49     2,000,000
1,909,054
National Rural Utilities Coop, 5.38%,
  12/15/03                      1,000,000
964,120
North America Mortgage, 7.315%, 8/25/03
1,500,000       1,492,845
Onbank Capital Trust I, 9.25%, 2/1/27
1,400,000       1,497,146
Orion Capital Trust, 7.70%, 4/15/28
3,500,000       2,856,945
Paine Webber Group, Inc., 6.375%, 5/15/04
1,000,000         971,960
Republic NY Corp., 7.75%, 5/15/02
5,000,000       5,160,200
Riggs Capital Trust, 8.625%, 12/31/26
1,000,000         962,950
Russell Frank Co, 5.625%, 1/15/09
3,200,000       2,926,368
Skandinaviska Enskilda Banken, 6.50%,
  12/29/49                      4,500,000
4,279,851
Sovereign Bancorp, Inc., 6.75%, 9/1/00
1,250,000       1,242,750
Swedbank Sparbank Svenge, 7.50%, 9/27/492,
000,000         1,916,932
Telecom Corp. of New Zealand, 6.50%,
  2/10/08                       2,500,000
2,427,565
Tyco International Group, 6.125%, 1/15/09
2,000,000       1,862,380
WNH L.P., 9.40%, 10/1/99 705,000   710,999
Xerox Corp., 5.875%, 5/15/04    7,500,000
7,281,150

                         Principal
Corporate Obligations - (Cont'd)
Amount Value
Zurich Capital Trust, 8.376%, 6/1/37
$3,000,000     $3,065,220

     Total Corporate Obligations
     (Cost $113,513,177)        110,887,675


U.S. Government Agencies
and Instrumentalities - 0.3%
Federal Home Loan Mortgage Corp.,
  7.12%, 6/25/28         1,000,000 1,009,010

     Total U.S. Government Agencies and
Instrumentalities
     (Cost $1,037,585)           1,009,010


Municipal Obligations - 1.7%
Chickasaw Nation Certificates of
Participation,
  10.00%, 8/1/03#        469,060   422,154
Maryland State Economic Development Corp.,
  8.00%, 10/1/05         905,000   912,765
Maryland State Economic Development Corp.,
  8.625%, 10/1/19        750,000   857,588
San Mateo, CA Redevelopment Agency,
  7.125%, 8/1/08         3,585,000 3,555,854

     Total Municipal Obligations
     (Cost $5,709,060)           5,748,361


U.S. Treasury - 1.3%
U.S. Treasury Notes, 6.875%, 5/15/06
500,000           526,570
U.S. Treasury Notes, 5.50%, 5/15/09
4,000,000       3,885,000

     Total U.S. Treasury (Cost $4,408,977)
4,411,570

Repurchase Agreements - 5.1%
State Street Bank: 4.70%, dated 6/30/99, due
7/1/99
  (Collateral: $17,899,898,
  FNMA, 5.75%, 2/15/08)  17,000,000 17,000
,000

     Total Repurchase Agreements
     (Cost $17,000,000)         17,000,000


       TOTAL INVESTMENTS
       (Cost $292,949,386) - 101.9%
341,151,602
       Other assets and liabilities, net -
(1.9%)        (6,274,251)
       Net Assets - 100%        $334,877,351



* Non-income producing.
# This security was valued by the Board of Directors. See Note A.
^ See note B.

See notes to financial statements.

Balanced Portfolio
Statement of Assets and Liabilities
June 30, 1999

Assets
Investments in securities, at value
$341,151,602
Cash                             2,319,268
Receivable for securities sold
35,099,687
Interest and dividends receivable
1,889,467
Other assets
7,948
  Total assets                  380,467,972

Liabilities
Payable for securities purchased
45,289,564
Payable to Calvert Asset Management Company,
Inc.   149,124
Payable to Calvert Administrative Services
Company                   73,135
Payable to Calvert Shareholder Services,
Inc.   3,417
Payable for shares redeemed
4,402
Accrued expenses and other liabilities
70,979
  Total liabilities             45,590,621
     Net assets                 $334,877,351

Net Assets Consist of:
Par value and paid-in capital applicable to
149,023,657 shares of common
  stock outstanding; $0.01 par value,
  275,000,000 shares authorized
$265,232,388
Undistributed net investment income (loss)
4,329,759
  Accumulated net realized gain (loss) on
  investments and foreign currency
  transactions                 17,110,790
Net unrealized appreciation (depreciation)
on investments and
  foreign currencies and assets and
liabilities denominated
  in foreign currencies         48,204,414

     Net Assets                 $334,877,351

     Net Asset Value per Share
$2.247


See notes to financial statements.

Balanced Portfolio
Statement of Operations
Six Months Ended June 30, 1999

Net Investment Income
Investment Income
  Interest income               $4,282,273
  Dividend income                  652,387
     Total investment income
4,934,660

Expenses
  Investment advisory fee
817,516
  Transfer agency fees and expenses
140,901
  Directors' fees and expenses
10,899
  Administrative fees              297,796
  Accounting fees                   20,339
  Custodian fees                    33,002
  Registration fees                  2,706
  Reports to shareholders
21,832
  Professional fees                 16,707
  Miscellaneous                      8,625
     Total expenses              1,370,323
     Fees paid indirectly
(50,989)
       Net expenses              1,319,334

       Net Investment Income     3,615,326

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
  Investments                   15,597,070
  Foreign currency transactions
352
                                15,597,422

Change in unrealized appreciation or
(depreciation):
  Investments and foreign currencies
(3,331,487)
  Assets and liabilities denominated in
  foreign currencies                   386
                                (3,331,101)

       Net Realized and Unrealized Gain
(Loss)         12,266,321

       Increase (Decrease) in Net Assets
       Resulting From Operations
$15,881,647


See notes to financial statements.

Balanced Portfolio
Statements of Changes in Net Assets

                         Six Months EndedY
ear ended
                         June 30,December
31,
Increase (Decrease) in Net Assets
1999 1998
Operations
  Net investment income  $3,615,326$6,989,
471
  Net realized gain (loss)      15,597,422
15,581,784
  Change in unrealized appreciation
  or (depreciation)      (3,331,101)17,878
,260

     Increase (Decrease) in Net Assets
     Resulting From Operations  15,881,647
40,449,515

Distributions to shareholders from
  Net investment income     ----(6,779,908)
  Net realized gain on investments
---- (15,194,510)
     Total distributions    ----(21,974,418)

Capital share transactions
  Shares sold            27,350,74054,108,
882
  Reinvestment of distributions       ----
21,974,418
  Shares redeemed        (12,309,443)(18,4
37,965)
     Total capital share transactions
15,041,297     57,645,335

Total Increase (Decrease) in Net Assets
30,922,944     76,120,432

Net Assets
Beginning of period      303,954,407227,83
3,975
End of period (including undistributed net
investment
  income of $4,329,759
  and $714,433, respectively)   $334,877,351
$303,954,407

Capital Share Activity
Shares sold                     12,467,118
25,653,403
Reinvestment of distributions         ----
10,336,200
Shares redeemed          (5,644,330)(8,755
,271)
  Total capital share activity   6,822,788
27,234,332

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies
General: Calvert Social Balanced Portfolio
(formerly, Calvert Responsibly Invested
Balanced Portfolio) (the "Portfolio"), a series of Calvert Variable Series, Inc.
(formerly Acacia Capital Corporation) (the
"Fund"), is registered under the Investment
Company Act of 1940 as a diversified, open-end management investment company. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.
Security Valuation: Securities listed or traded on a national securities exchange are valued at the last reported sale price.
Foreign security prices, furnished by
quotation services in the security's local currency, are translated using the current
U.S. dollar exchange rate. Unlisted
securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Other securities and assets for which market quotations are not available or deemed inappropriate are valued in good faith under the direction of the Board of Directors.
In determining fair value, the Board
considers all relevant qualitative and
quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.
At June 30, 1999, $422,154 or 0.1% of net
assets were valued by the Board
of Directors.
Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.
Security Transactions and Investment Income:
Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis.
Dividend income is recorded on the ex-
dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date.
Interest income, accretion of discount
and amortization of premium are recorded on an accrual basis.
Foreign Currency Transactions: The
Portfolio's accounting records are
maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U. S.
dollars using the current exchange rate.
Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles;
accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.
Estimates: The preparation of financial
statements in conformity with generally
accepted accounting principles requires
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.
Federal Income Taxes: No provision for
federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its earnings.
Note B -- Related Party Transactions
Calvert Asset Management Company, Inc. (the
"Advisor") is wholly-owned
by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by Ameritas Acacia
Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and affiliated
Directors of the Portfolio. For its
services, the Advisor received a monthly fee based on an annual rate of .70% through February 28, 1999, and effective March 1,
1999 receives a fee of .425%, based on the Portfolio's average daily net assets. The
Portfolio paid a monthly performance fee of plus or minus up to .15%, on an annual basis, of average daily net assets of the performance period depending on the Portfolio's performance compared to the Lipper Balanced Funds Index. The performance fee was eliminated on February
28, 1999.
Calvert Administrative Services Company,
Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .275% of the average daily net assets of the Portfolio. The administrative service fee was initiated on March 1, 1999.
Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $21,789 for the six months ended June 30, 1999. National Financial Data
Services, Inc. is the transfer and dividend disbursing agent.
Each Director who is not affiliated with the Advisor received a fee of $750 for each Board meeting attended plus an annual fee of $3,000 for Directors not serving on other Calvert Fund Boards.
Director's fees are allocated to
each of the portfolios served.
Fusion Capital (formerly Umbono), which is an affiliate because the Portfolio owns over 11% of the voting securities, was purchased at a cost of $2,228,799 for 8,069,222 shares.

Note C -- Investment Activity
During the period, purchases and sales of investments, other than short-term securities, were $1,015,129,092 and
$996,084,306, respectively. U.S. government security purchases were $594,003,340 and sales were $582,848,689. The cost of investments owned at June 30, 1999, was substantially the same for federal income tax purposes and financial reporting purposes. Net unrealized appreciation aggregated $48,202,216, of which $54,477,825 related to appreciated securities and
$6,275,609 related to depreciated
securities.
As a cash management practice, the Portfolio may sell or purchase securities from other
Portfolios managed by the Advisor. For the period ended June 30, 1999, the Portfolio effected transactions with other Calvert
Portfolios, which resulted in net realized losses on sales of securities of $231,857.
These purchases and sales transactions,
executed at independently derived prices pursuant to Rule 17a-7 under the Investment
Company Act of 1940, were $16,486,514 and
$11,247,350, respectively.
Note D -- Line of Credit
A financing agreement is in place with all Calvert Group Funds and State Street Bank and Trust Company ("the Bank"). Under the agreement, the Bank is providing an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only.
Borrowings under this facility bear interest at the overnight Federal Funds Rate plus
 .50% per annum. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which will be allocated to all participating funds. The
Fund had no loans outstanding pursuant to this line of credit at June 30, 1999.

Balanced Portfolio
Financial Highlights

                         Periods Ended
                 June 30,December 31,Decem
ber 31,
                     1999   1998      1997
Net asset value, beginning$2.138    $1.982
$1.774
Income from investment operations
  Net investment income.024 .052      .047
  Net realized and unrealized
  gain (loss)        .085   .271      .309
     Total from investment
  operations         .109   .323      .356
Distributions from
  Net investment income----(0.52)   (.047)
  Net realized gains ---- (.115)    (.101)
     Total distributions----(.167)  (.148)
Total increase (decrease) in net
  asset value        .109   .156      .208
Net asset value, ending$2.247$2.138 $1.982

Total return               5.10%    16.33%
20.08%
Ratios to average net assets:
  Net investment income2.29% (a)     2.66%
2.66%
  Total expenses +.87% (a)  .87%      .80%
  Net expenses   .83% (a)   .85%      .77%
Portfolio turnover   324%   539%      905%
Net assets, ending
  (in thousands) $334,877$303,954 $227,834
Number of shares outstanding,
  ending (in thousands)149,024142,201114,967

                         Years Ended
             December 31,December 31,Decem
ber 31,
                     1996   1995      1994
Net asset value, beginning$1.703    $1.440
$1.537
Income from investment operations
  Net investment income.040 .050      .046
  Net realized and unrealized
  gain (loss)        .175   .380    (.097)
     Total from investment
  operations         .215   .430    (.051)
Distributions from
  Net investment income(.042)(.040) (.046)
  Net realized gains(.102)(.127)        --
     Total distributions(.144)(.167)(.046)
Total increase (decrease) in net
  asset value        .071   .263    (.097)
Net asset value, ending$1.774$1.703 $1.440

Total return              12.62%    29.87%
(3.30%)
Ratios to average net assets:
  Net investment income2.71%3.08%    3.39%
  Total expenses +   .81%   .83%        NA
  Net expenses       .78%   .81%      .80%
Portfolio turnover    99%   163%       43%
Net assets, ending (in thousands) $161,473
$110,237          $66,593
Number of shares outstanding,
  ending (in thousands)91,04564,728 46,244

(a)    Annualized
+    Effective December 31, 1995, this ratio
reflects total expenses
     before reduction for fees paid
indirectly;
     such reductions are included in the
ratio of net expenses. Total expenses are
presented net of expense
     waivers and reimbursements.
NA   Disclosure not applicable to prior
periods.

Calvert Variable Series, Inc.
Calvert Social Balanced Portfolio

A special meeting of shareholders was
scheduled for February 24, 1999.
There were               several proposals
voted upon at the meeting. A brief
description of each proposal is shown below.

All proposals were passed.

Proposal 1 - To elect the Board of
Directors.

Nominees

Frank H. Blatz, Jr.
Alice Gresham Bullock
Charles E. Diehl
Barbara J. Krumsiek
M. Charito Kruvant
Arthur J. Pugh
South Trimble III

Proposal 2 - To approve amended fundamental investment restrictions to: (a) delete restrictions that are no longer required to be fundamental due to changes in state laws or which otherwise need not be fundamental; and (b) to revise the language of those restrictions that are still required to be fundamental.

Proposal 3 - To approve a new investment advisory agreement with the investment advisor, Calvert Asset Management Company,
Inc.
("CAMCO").

Proposal 4 - To approve a new investment subadvisory agreement between CAMCO and the investment subadvisor, NCM Capital
Management Group, Inc.

Proposal 5 - To authorize CVS and/or CAMCO to enter into a new and/or materially amended existing investment subadvisory agreement with a subadvisor in the future without having to first obtain shareholder approval.

Proposal 6 - To approve a revised investment objective which is more reflective of current economic times.

Proposal 7 - To change the par value of the common stock from $1.00 to $0.01.

Proposal 8 - To ratify the Board's selection of auditors, PricewaterhouseCoopers LLP.

Calvert Group and the Year 2000
Plans and Progress


We are now less than a year away from the year 2000, a problematic date for computer systems coded for two-character year format.
Entered as "00," the year 2000 would be
processed as 1900, a mistake that could foul a variety of date-sensitive transactions.

As your mutual fund sponsor, our goal is make sure there is no interruption in the level of service you receive. In the summary below, we've outlined the steps
Calvert Group is taking to ensure our
systems perform reliably.

Step One--Assess Systems and Software.
Develop an Action Plan.
In 1997, we identified all systems,
operating platforms and software potentially affected by the millennium bug. These included:

  Calvert Group systems--portfolio trading, sales contact and reporting and internal management reporting transfer agency systems--shareholder
record-keeping and transaction processing subadvisor systems--investment accounting other third-party data and service systems.

We also formed a Y2K task force, led by
Calvert's vice president of technology. This group has identified and prioritized our efforts to achieve year 2000 compliance.

Step Two--Test for Compliance. Repair
Systems as Necessary.
Internal systems have been tested. We've made repairs and moved modified code into production. These systems are now fully compliant. Transfer agency systems were re-engineered for compliance in 1989. Recent tests indicate these are, in fact, compliant. The readiness of third-party systems, including subadvisor systems, has been evaluated. Based on information received from these groups, we have found no significant obstacles to compliance.

Step Three--Confirm Compliance. Finalize
Contingency Plan.
Testing of transfer agency systems will
continue through 1999 to ensure
these remain compliant and continue to
interact correctly with external systems and processes. The transfer agency has established a back-up site, should main systems fail, and compliance testing of these contingency measures are also underway. We are developing contingency plans to ensure that any unforeseen systems failures will not adversely affect our operations or inconvenience our shareholders.

For more information or to get an update on remediation and testing efforts, please visit us online at www.calvertgroup.com.